OTHER INCOME (EXPENSE), NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OTHER INCOME (EXPENSE), NET [Abstract]
Exhcange income (loss)	$ 843	5,255	49,994	(2,317)
Other non-operating income	2,185	13,611	6,607	278
Other non-operating expenses	(724)	(4,510)	(2,771)	(1,234)
Other (expenses) income, net	$ 2,304	14,356	53,830	(3,273)